(Loss) income per share (Narrative) (Details)	12 Months Ended
Dec. 31, 2024 Share
Stock options [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	558,000